Income Taxes (Details) - Schedule of net deferred tax assets - USD ($) $ in Thousands	Jan. 31, 2021	Jan. 31, 2020
Deferred tax assets:
Net operating losses	$ 114,154	$ 105,663
Research & development credits	12,054	14,320
Deferred revenue	15,270	6,968
Accruals and reserves	8,102	6,692
Stock-based compensation	980	653
Operating lease liabilities	6,999	3,370
Total deferred tax assets	157,559	137,666
Less: valuation allowance	(150,991)	(134,337)
Deferred tax liabilities:
Depreciation and amortization	(375)	(489)
Operating lease right-of-use assets	(6,186)	(2,834)
Total deferred tax liabilities	(6,561)	(3,323)
Net deferred tax assets	$ 7	$ 6